Taxation (Details Narrative) - CAD ($)	12 Months Ended
	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
MajorComponentsOfTaxExpenseIncomeAbstractLineItems [Line Items]
Resource tax pools	$ 4,347,000	$ 4,334,000
Domestic tax rate	26.58%	26.00%	26.00%
Effective tax rate	0.00%	0.00%	0.00%
Canada [Member]
MajorComponentsOfTaxExpenseIncomeAbstractLineItems [Line Items]
Unused non-capital loss carry forwards	$ 5,670,000	$ 5,441,000
United States [Member]
MajorComponentsOfTaxExpenseIncomeAbstractLineItems [Line Items]
Unused non-capital loss carry forwards	$ 48,000	$ 46,000